UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 145.2%
Corporate — 6.3%
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	$1,955	$1,988,684
Series A, 5.65%, 5/15/18	1,000	1,164,450
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,438,520
		5,591,654
County/City/Special District/School District — 62.4%
Broward County School Board Florida, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,341,540
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,804,825
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	2,000	2,423,080
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,701,800
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,514,488
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 5.63%, 10/01/32 (a)	7,560	2,361,668
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.33%, 10/01/19	5,365	3,649,488
5.31%, 10/01/20	10,000	6,433,800
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,258,410
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	595,279
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/13 (b)	1,000	1,054,580
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,086,250
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,595,200
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	996,690
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	4,000	4,034,960
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,490	3,256,833

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (concluded)
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	$2,425	$1,818,750
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17 (c)	1,150	498,307
Village Center Community Development District, RB, Sub-Series B, 6.35%, 1/01/18	2,000	2,030,720
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,000	1,023,020
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	980	704,669
		55,184,357
Education — 2.9%
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	588,225
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,122,790
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	818,924
		2,529,939
Health — 13.0%
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,540,055
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,635,300
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,608,390
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	3,000	3,116,250
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center (d):
3.00%, 6/01/14	140	141,655
3.00%, 6/01/15	200	202,028
3.00%, 6/01/16	140	140,399
3.00%, 6/01/17	190	188,552
3.25%, 6/01/18	195	192,629
3.50%, 6/01/19	200	197,768

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (concluded)
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,530,422
		11,493,448
Housing — 2.4%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	970	1,011,283
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	470	507,389
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	560	623,196
		2,141,868
State — 25.8%
Florida Municipal Loan Council, RB:
CAB, Series A (NPFGC), 5.23%, 4/01/20 (a)	4,000	2,926,040
Series D (AGM), 5.00%, 10/01/19	1,050	1,250,466
Series D (AGM), 4.00%, 10/01/20	1,105	1,235,467
Series D (AGM), 4.00%, 10/01/21	500	557,700
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,459,345
Florida State Board of Education, GO, Refunding:
Capital Outlay, Series B, 5.00%, 6/01/20	5,000	6,206,600
Public Education, Series I, 5.00%, 6/01/18	500	529,635
Florida State Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,612,450
		22,777,703
Transportation — 11.0%
Broward County Florida Port Facilities Revenue, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,781,025
County of Lee Florida, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,400,908
5.00%, 10/01/22	3,000	3,175,890
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,366,147
		9,723,970
Utilities — 21.4%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,130,774
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/12 (b)	1,000	1,019,770

Municipal Bonds	Par (000)	Value
Florida (concluded)
Utilities (concluded)
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/13 (b)	$1,000	$1,069,460
5.00%, 10/01/22	2,000	2,115,680
5.00%, 10/01/23	1,375	1,444,905
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,926,880
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,092,117
5.00%, 10/01/23	1,180	1,249,113
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,842,609
		18,891,308
Total Municipal Bonds in Florida		128,334,247

Puerto Rico — 2.5%
State — 1.9%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	1,000	1,154,570
Puerto Rico Sales Tax Financing Corp., RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	415	496,730
		1,651,300
Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/21	500	545,660
Total Municipal Bonds in Puerto Rico		2,196,960

Total Municipal Bonds – 147.7%		130,531,207

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Florida — 0.9%
Housing — 0.9%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	705	750,896
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 0.9%		750,896
Total Long-Term Investments (Cost – $126,696,183) – 148.6%		131,282,103

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF Florida Municipal Money Fund, 0.00% (f)(g)	322,802	$322,802
Total Short-Term Securities (Cost – $322,802) – 0.4%		322,802
Total Investments (Cost - $127,018,985*) – 149.0%		131,604,905
Other Assets Less Liabilities – 0.1%		118,082
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (0.5)%		(470,183)
AMPS, at Redemption Value – (48.6)%		(42,900,448)
Net Assets Applicable to Common Shares – 100.0%		$88,352,356

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$126,525,515
Gross unrealized appreciation	$6,450,936
Gross unrealized depreciation	(1,841,546)
Net unrealized appreciation	$4,609,390

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Piper Jaffray	$1,063,031	$147

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income
BIF Florida Municipal Money Fund	1,843,816	(1,521,014)	322,802	$91

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2012	3

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$131,282,103	—	$131,282,103
Short-Term Securities	$322,802	—	—	322,802
Total	$322,802	$131,282,103	—	$131,604,905

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	$(4,496)	—	—	$(4,496)
TOB trust certificates	—	$(470,000)	—	(470,000)
Total	$(4,496)	$(470,000)	—	$(474,496)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	APRIL 30, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: June 22, 2012